Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	BNY Mellon Short-Intermediate Municipal Bond Fund
Entity Central Index Key	0000810305
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 23, 2021
Document Effective Date	Jul. 30, 2021
Prospectus Date	Jul. 30, 2021
BNY Mellon Short-Intermediate Municipal Bond Fund | Class D
Prospectus:
Trading Symbol	DSIBX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DIMIX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class A Shares
Prospectus:
Trading Symbol	DMBAX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DMYBX